CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31,
	2022	2021
	US Dollars in thousands
US Dollar	11,415	32,196
New Israeli Shekel	1,498	28,687
Euro	11,182	13,834
British pound sterling	3,909	8,020
Australian Dollar	1,650	1,045
Other currencies	4,226	3,550
	33,880	87,332